Payables, Accruals and Provisions	6 Months Ended
Jun. 30, 2018
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Payables, Accruals and Provisions

Note 14: Payables, Accruals and Provisions

	June 30,	December 31,
	2018	2017
Trade payables	138	307
Accruals	723	1,477
Provisions	100	166
Other current liabilities	76	136
Total payables, accruals and provisions	1,037	2,086